Financial risk management: (Details 1) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Long-term debt	$ 6,957,678	$ 7,149,177,000
Accounts payable and accrued expenses	1,871,424	1,761,574
Not later than three months [member]
Bank loans and interest	14,506	177,080
Long-term debt	119,680	337,107
Suppliers	313,577	428,881
Accounts payable and accrued expenses	1,557,847	1,175,306
Later than three months and not later than one year [member]
Bank loans and interest	161,009	606,433
Long-term debt	204,910	317,789
Later than one year and not later than two years [member]
Bank loans and interest	212,959	880,357
Long-term debt	208,027	633,140
Later than two years and not later than five years [member]
Bank loans and interest	6,829,639	12,146,826
Long-term debt	$ 6,749,651	$ 11,442,620